Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 1,106	$ 985	$ 304	$ 509	$ 656	$ 510	$ (117)	$ 1,355	$ 2,904	$ 2,404	$ 2,199
Increase (decrease) in:
Net cash provided by operating activities									6,520	6,436	10,136
Cash flows from financing activities:
Purchase of treasury stock									(1,876)	(11,926)	(3,500)
Proceeds on ESOP loan									632	704
Dividends paid on common stock									(993)	(1,023)	(1,187)
Net cash (used in) financing activities									(10,724)	(34,634)	(44,565)
Increase (decrease) in cash and cash equivalents									(28,949)	14,259	(15,409)
Cash and cash equivalents, beginning of period				54,698				40,439	54,698	40,439	55,848
Cash and cash equivalents, end of period	25,749				54,698				25,749	54,698	40,439
HopFed [Member]
Cash flows from operating activities
Net income									2,904	2,404	2,199
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary									(1,364)	8,943	(423)
Amortization of restricted stock									135	190	164
Increase (decrease) in:
Current income taxes payable									(49)	11	200
Accrued expenses									(392)	(149)	280
Net cash provided by operating activities									1,234	11,399	2,420
Cash flows from financing activities:
Purchase of treasury stock									(1,876)	(11,926)	(3,500)
Proceeds on ESOP loan									632	704
Dividends paid on common stock									(993)	(1,022)	(1,187)
Net cash (used in) financing activities									(2,237)	(12,244)	(4,687)
Increase (decrease) in cash and cash equivalents									(1,003)	(845)	(2,267)
Cash and cash equivalents, beginning of period				$ 2,087				$ 2,932	2,087	2,932	5,199
Cash and cash equivalents, end of period	$ 1,084				$ 2,087				$ 1,084	$ 2,087	$ 2,932